BUSINESS COMBINATION (Details)			12 Months Ended
	Jun. 10, 2021 USD ($) $ / shares shares	Jun. 09, 2021 shares	Dec. 31, 2021 USD ($) Vote	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 15, 2022	Feb. 18, 2021 USD ($)
Business Combination [Abstract]
Increase in cash	$ 540,276,000
Warrant liabilities	11,618,000		$ 7,239,000	$ 0
Stock-based compensation expense			24,918,000	$ 1,924,000	$ 2,715,000
Net equity infusion from the Business Combination			$ 501,170,000
PIPE Investors [Member]
Business Combination [Abstract]
Increase in cash	425,001,000
Sponsor [Member] | Subsequent Event [Member]
Business Combination [Abstract]
Percentage of combined voting power held by Sponsor						80.10%
Class A Common Stock [Member]
Business Combination [Abstract]
Exchange Ratio			0.7975
Class B Common Stock [Member]
Business Combination [Abstract]
Exchange Ratio			0.7975
HighCape [Member]
Business Combination [Abstract]
Exchange Ratio							0.7975
Base amount included in numerator of Exchange Ratio calculation							$ 810,000,000
Expense threshold included in numerator of Exchange Ratio calculation							8,025,000
Denominator included in Exchange Ratio calculation							$ 10.00
Increase in cash	115,275,000
Transaction costs	17,824,000
Payment of PPP loan, including interest	1,764,000
Payments to redeeming shareholders	5,712,000
Payment to third party service provider	3,800,000
Proceeds on date of Business Combination, excluding warrant liabilities and other insignificant assets and liabilities	511,176,000
Warrant liabilities	11,618,000
Transaction costs expensed			$ 7,383,000
Stock-based compensation expense			463,000
Other liabilities and related transaction costs	$ 21,776,000
Net equity infusion from the Business Combination			$ 501,170,000
HighCape [Member] | Foresite Funds [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares		696,250
HighCape [Member] | Initial Stockholders [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares		2,178,750
HighCape [Member] | Class A Common Stock [Member]
Business Combination [Abstract]
Votes per share | Vote			1
Shares outstanding (in shares) | shares	116,463,160
HighCape [Member] | Class A Common Stock [Member] | Legacy Quantum-Si Stockholders [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares	59,754,288
HighCape [Member] | Class A Common Stock [Member] | PIPE Investors [Member]
Business Combination [Abstract]
Shares issued (in shares) | shares	42,500,000
Share price (in dollars per share) | $ / shares	$ 10.00
Shares outstanding (in shares) | shares	42,500,000
HighCape [Member] | Class A Common Stock [Member] | Foresite Funds [Member]
Business Combination [Abstract]
Shares issued (in shares) | shares	696,250
Share price (in dollars per share) | $ / shares	$ 0.001
Aggregate gross proceeds	$ 1,000
Shares outstanding (in shares) | shares	696,250
HighCape [Member] | Class A Common Stock [Member] | Initial Stockholders [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares	2,178,750
HighCape [Member] | Class A Common Stock [Member] | Sponsor [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares	405,000
HighCape [Member] | Class A Common Stock [Member] | Public Stockholders [Member]
Business Combination [Abstract]
Shares outstanding (in shares) | shares	10,928,872
Shares redeemed (in shares) | shares	571,128
HighCape [Member] | Class B Common Stock [Member]
Business Combination [Abstract]
Votes per share | Vote			20
Shares outstanding (in shares) | shares	19,937,500
HighCape [Member] | Class B Common Stock [Member] | Minimum [Member]
Business Combination [Abstract]
Percentage of total shares that must be beneficially owned included in sunset provision			20.00%
HighCape [Member] | Class B Common Stock [Member] | Sponsor [Member]
Business Combination [Abstract]
Shares forfeited (in shares) | shares		696,250